PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT (Details) [Line Items]
Depreciation	$ 2,997	$ 2,333	$ 6,066	$ 5,241	$ 10,475	$ 10,475
Gain (Loss) on Disposition of Property Plant Equipment			$ 3,210
Minimum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years		3 years
Maximum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life			5 years		5 years